RELATED PARTY TRANSACTIONS (Details Narrative)								1 Months Ended					12 Months Ended
	Oct. 05, 2023 shares	Apr. 14, 2022 USD ($)	Sep. 09, 2021 USD ($)	May 02, 2021 USD ($)	Mar. 05, 2021 USD ($) shares	Feb. 05, 2021 USD ($) shares	Dec. 02, 2020 USD ($)	Apr. 30, 2021 shares	Apr. 30, 2021 USD ($) shares	Jan. 27, 2021 USD ($)	Nov. 23, 2020 USD ($)	Mar. 20, 2020 USD ($)	Oct. 31, 2023 USD ($) shares	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($) shares	Oct. 31, 2023 CAD ($) shares	Oct. 31, 2022 CAD ($)	Aug. 01, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Lease liability													$ 2,094,412	$ 1,275,756
Due to related party													0	9,433
Lease payments													9,971	28,871	$ 17,802
Leases liabilities payable													609,147	810,645
Long-term liabilities														300,000
Due to related parties		$ 500,000																$ 750,000
Related party expenses													98,846	60,000	$ 58,020
Accounts payable, accrued liabilities													$ 1,118,763	1,587,700		$ 190,169	$ 616,345
Stock option, shares | shares													1,250,000
Principal amount		$ 1,250,000	$ 800,000	$ 250,000			$ 150,000			$ 250,000	$ 125,000	$ 600,000	$ 50,000
Warrants issued | shares	1,232,253												167,912
Number of shares issued | shares						2,031,784							200,000		25,000	200,000
Number of common shares issued | shares						10,231,784		23,162,579	1,953,125						600,000
Fair value of common shares						$ 1,225,000							$ 916,290		$ 107,461
Lease liability													$ 2,918,683	2,301,129	2,360,438
Loan description													Pursuant to the loan and related agreements transacted during the year ended October 31, 2020, the CEO, CFO of GR Unlimited LLC, and a director obtained 5.5%; 1%; and 2.5% ownership interests in GR Michigan LLC, respectively; third parties obtained 4% as part of the agreements, such that GR Michigan has a 13% non-controlling interest (Note 23.2). These parties, except the CEO, obtained the same interests in Canopy; the CEO obtained 92.5% of Canopy (Note 23.3); all payments necessary for the Company to exercise its option to acquire 87% of Canopy were equal to payments made by Canopy to purchase a controlling 60% interest of Golden Harvests. Interest payments of $59,400 were made on the business acquisition payable of $360,000 (Note 5.1)
Number of common shares issued, value											$ 250,000
Fair value of shares									$ 349,809
Proceeds from issuance of stock					$ 394,546
Number of PBIC common stock issued | shares					2,444,444
Number of warrants issued | shares					2,444,444	8,200,000
Golden Harvests L L C [Member]
IfrsStatementLineItems [Line Items]
Lease charges													$ 740,000	330,000	$ 0
Lease liability													$ 29,774	211,991
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued | shares													100,908		400,000
Fair value of common shares													$ 14,187
Individuals [Member]
IfrsStatementLineItems [Line Items]
Accounts payable, accrued liabilities													2,692	1,154
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Royalties													$ 0	305	$ 19,035
C E O [Member]
IfrsStatementLineItems [Line Items]
Long-term liabilities														62,900	162,899
Due to related parties						$ 100,000									$ 62,899
Individuals [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares													500,000
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares													1,500,000
Chief Market Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares													750,000
Chief Accounting Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares													750,000
Chief Operating Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares													175,000
C O O [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares															500,000
Director [Member]
IfrsStatementLineItems [Line Items]
Stock issued for compensation, value														18,000
Stock issued for compensation, shares | shares													273,750
Share with fair value													$ 20,562		$ 18,000
G M [Member]
IfrsStatementLineItems [Line Items]
Lease charges													180,000	152,000	140,000
Lease liability													377,043	428,476
Trail [Member]
IfrsStatementLineItems [Line Items]
Lease charges													72,000	72,000	72,000
Lease liability													139,014	193,312
Lars [Member]
IfrsStatementLineItems [Line Items]
Lease charges													190,035	184,500	$ 60,000
Lease liability													$ 470,134	$ 607,900